Significant accounting policies - Going concern (Details) £ in Thousands, $ in Millions			3 Months Ended
	Dec. 31, 2024	Mar. 13, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 16, 2024 GBP (£)	Aug. 30, 2024	Aug. 14, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Feb. 22, 2024 USD ($) shares	Dec. 31, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Significant accounting policies
Cash and cash equivalents | £							£ 66,786			£ 48,680	£ 89,693	£ 62,927
Net shareholders' deficit | £							(42,081)			£ (49,779)	£ (3,625)	£ 7,318
Expected funding requirements over next 12-month period | £							£ 75,000
Liquidity position at the date of signing of the report
Significant accounting policies
Cash and cash equivalents | £				£ 48,000
Stephen Fitzpatrick
Significant accounting policies
Threshold percentage of share held, veto right							50.10%	50.10%
Stephen Fitzpatrick | Equity investment by related party
Significant accounting policies
Minimum percentage of shares held, requesting directors to convene extraordinary general meeting					10.00%
Imagination Aero
Significant accounting policies
Gross proceeds from issuance of shares and warrants		$ 25
Imagination Aero | Maximum
Significant accounting policies
Investment commitment by related party									$ 50
Number of warrants to be issued | shares									50,000,000
Imagination Aero | Equity investment by related party | Forecast
Significant accounting policies
Period after which agreement falls due	10 days
Imagination Aero | Equity investment by related party | Maximum
Significant accounting policies
Investment commitment by related party						$ 25
Imagination Aero | Equity investment by related party | Maximum | Forecast
Significant accounting policies
Proceeds received			$ 25
Convertible senior secured notes
Significant accounting policies
Mandatory cash balance under loan covenants								$ 10